Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to
Prospectus
dated May 1, 2016
for
Group Variable Universal Life Insurance Contracts

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the Portfolio Expenses section is hereby deleted and replaced with the following:

Portfolio Expenses

This table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own a Certificate.  More detail concerning each Funds’ fees and expenses is contained in the prospectus for each of the Funds.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.)	0.32%	1.59%

GVULSUP126

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Executive GVUL

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.39%

GVULSUP129

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)

dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the Portfolio Expenses section is hereby deleted and replaced with the following:

Portfolio Expenses

This table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own a Certificate.  More detail concerning each Funds’ fees and expenses is contained in the prospectus for each of the Funds.

Total Annual Fund Operating Expenses	Minimum	Maximum
These are expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.59%

Also, the subadvisor for the Dreyfus International Equity Portfolio has changed its name from Newton Capital Management, Inc. to Newton Investment Management (North America) Limited.  The Dreyfus International Equity Portfolio row in the Unaffiliated Funds table will be deleted and replaced with the following:

Dreyfus International Equity Portfolio – Initial Shares Style/Type: International Equity	Seeks capital growth.	The Dreyfus Corporation/Newton Investment Management (North America) Limited

AICPASUP104

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 1/1/2009)

dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the Portfolio Expenses section is hereby deleted and replaced with the following:

Portfolio Expenses

This table shows the minimum and maximum total operating expenses charged by the Funds that you will pay periodically during the time you own a Certificate.  More detail concerning each Funds’ fees and expenses is contained in the prospectus for each of the Funds.

Total Annual Fund Operating Expenses	Minimum	Maximum
These are expenses that are deducted from the Funds’ assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.39%

Also, the subadvisor for the Dreyfus International Equity Portfolio has changed its name from Newton Capital Management, Inc. to Newton Investment Management (North America) Limited.  The Dreyfus International Equity Portfolio row in the Unaffiliated Funds table will be deleted and replaced with the following:

Dreyfus International Equity Portfolio – Initial Shares Style/Type: International Equity	Seeks capital growth.	The Dreyfus Corporation/Newton Investment Management (North America) Limited

AICPA2SUP104

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

CBS Corporation

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.35%

GVULSUP127

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Executive Group Plans

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.35%

GVULSUP128

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Ingersoll Rand

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.59%

GVULSUP130

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

KPMG LLP Retirees and Terminated Partners Prior to 11/5/2003

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.14%

GVULSUP131

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Mayo Paid Life
(A group Variable Universal Life Policy issued to Mayo Clinic)

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.39%

GVULSUP132

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

The New Jersey Judicial Retirement System (JRS)

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.35%

GVULSUP133

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Sears Holdings Corporation

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.03%

GVULSUP134

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Sinclair Services

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.39%

GVULSUP135

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Towers Watson Pennsylvania

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan.  More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	0.85%

GVULSUP136

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 11, 2016
to Special Features of the Group Contract Prospectus dated May 1, 2016 for

Group Variable Universal Life Insurance Contracts

for

Yellow Roadway

The Board of Trustees of the PSF Stock Index Portfolio recently agreed to reduce the Portfolio’s management fee.  As a result, the minimum operating expense charged by the Funds has been reduced from 0.34% to 0.32% and the 3rd Fee Table in the Fee Tables section is hereby deleted and replaced with the following:

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Portfolio Companies for the Funds available under your plan. More detail concerning each Fund’s fees and Expenses, as well as objective and investment strategy is contained in the Prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.32%	1.35%

GVULSUP137